Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Other Income (Expense)

	Years Ended December 31

(in thousands)	2025	2024

Interest income	$36,729	$24,826

Dividend income	1,051	2,188

Foreign exchange gain (loss)	(6,277)	2,095

Gain (loss) on fair value adjustment of share purchase warrants held	5,805	(8)

Other	(845)	(40)

Total other income (expense)	$36,463	$29,061